SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, beginning balance
Weighted average exrecise price, beginning balance
Weighted average remaining contractual term (years), outstanding	9 years 4 months 17 days
Aggregate intrinsic value, beginning balance
Stock options, granted	64,705
Weighted average exrecise price, granted	$ 0.001
Weighted average remaining contractual term (years), granted	9 years 4 months 17 days
Aggregate intrinsic value, granted	$ 685
Stock options, exercised
Weighted average exrecise price, exercised
Stock options, forfeited/expired
Weighted average exrecise price, forfeited/expired
Stock options, ending balance	64,705
Weighted average exrecise price, ending balance	$ 0.001
Aggregate intrinsic value, ending balance	$ 685
Stock options, exercisable
Weighted average exrecise price, exercisable
Weighted average remaining contractual term (years), exercisable
Aggregate intrinsic value, exercisable
Phantom Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, beginning balance
Weighted average exrecise price, beginning balance
Weighted average remaining contractual term (years), outstanding	9 years 4 months 20 days
Aggregate intrinsic value, beginning balance
Stock options, granted	53,613
Weighted average exrecise price, granted	$ 0.001
Weighted average remaining contractual term (years), granted	9 years 4 months 20 days
Aggregate intrinsic value, granted	$ 568
Stock options, exercised
Weighted average exrecise price, exercised
Stock options, forfeited/expired
Weighted average exrecise price, forfeited/expired
Stock options, ending balance	53,613
Weighted average exrecise price, ending balance	$ 0.001
Aggregate intrinsic value, ending balance	$ 568
Stock options, exercisable
Weighted average exrecise price, exercisable
Weighted average remaining contractual term (years), exercisable
Aggregate intrinsic value, exercisable